Share-Based Compensation - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended			0 Months Ended	6 Months Ended	12 Months Ended											3 Months Ended	12 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended				3 Months Ended		6 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 23, 2012 Dean Foods Net Investment [Member] Person	Jun. 30, 2014 Dean Foods Net Investment [Member] Person	Dec. 31, 2013 Dean Foods Net Investment [Member] Person	Dec. 31, 2012 Dean Foods Net Investment [Member]	Dec. 31, 2011 Dean Foods Net Investment [Member]	Dec. 31, 2013 Dean Foods Net Investment [Member] Minimum [Member]	Dec. 31, 2013 Dean Foods Net Investment [Member] Maximum [Member]	Dec. 31, 2013 Stock Option [Member] Dean Foods Net Investment [Member]	Dec. 31, 2012 Stock Option [Member] Dean Foods Net Investment [Member]	Dec. 31, 2011 Stock Option [Member] Dean Foods Net Investment [Member]	Dec. 31, 2013 Restricted Stock Units [Member] Dean Foods Net Investment [Member]	Dec. 31, 2012 Restricted Stock Units [Member] Dean Foods Net Investment [Member]	Dec. 31, 2011 Restricted Stock Units [Member] Dean Foods Net Investment [Member]	Dec. 31, 2012 Cash Performance Units[Member] Dean Foods Net Investment [Member]	Dec. 31, 2013 Cash Performance Units[Member] Dean Foods Net Investment [Member]	Dec. 31, 2012 Cash Performance Units[Member] Dean Foods Net Investment [Member]	Dec. 31, 2011 Cash Performance Units[Member] Dean Foods Net Investment [Member]	Dec. 31, 2013 Phantom Shares [Member] Dean Foods Net Investment [Member]	Dec. 31, 2012 Phantom Shares [Member] Dean Foods Net Investment [Member]	Jun. 30, 2014 WhiteWave Foods [Member] Stock Option [Member]	Jun. 30, 2013 WhiteWave Foods [Member] Stock Option [Member]	Jun. 30, 2014 WhiteWave Foods [Member] Stock Option [Member]	Jun. 30, 2013 WhiteWave Foods [Member] Stock Option [Member]	Dec. 31, 2013 WhiteWave Foods [Member] Stock Option [Member]	Dec. 31, 2012 WhiteWave Foods [Member] Stock Option [Member]	Jun. 30, 2014 WhiteWave Foods [Member] Restricted Stock Units [Member]	Jun. 30, 2013 WhiteWave Foods [Member] Restricted Stock Units [Member]	Jun. 30, 2014 WhiteWave Foods [Member] Restricted Stock Units [Member]	Jun. 30, 2013 WhiteWave Foods [Member] Restricted Stock Units [Member]	Dec. 31, 2013 WhiteWave Foods [Member] Restricted Stock Units [Member]	Dec. 31, 2012 WhiteWave Foods [Member] Restricted Stock Units [Member]	Jun. 30, 2014 WhiteWave Foods [Member] Stock Appreciation Rights (SARs) [Member]	Jun. 30, 2013 WhiteWave Foods [Member] Stock Appreciation Rights (SARs) [Member]	Jun. 30, 2014 WhiteWave Foods [Member] Stock Appreciation Rights (SARs) [Member]	Jun. 30, 2013 WhiteWave Foods [Member] Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2013 WhiteWave Foods [Member] Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2012 WhiteWave Foods [Member] Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2013 WhiteWave Foods [Member] Phantom Shares [Member]	Dec. 31, 2012 WhiteWave Foods [Member] Phantom Shares [Member]	Jun. 30, 2014 WhiteWave Foods [Member] Phantom Share Units (PSUs) [Member]	Jun. 30, 2013 WhiteWave Foods [Member] Phantom Share Units (PSUs) [Member]	Jun. 30, 2014 WhiteWave Foods [Member] Phantom Share Units (PSUs) [Member]	Jun. 30, 2013 WhiteWave Foods [Member] Phantom Share Units (PSUs) [Member]	Dec. 31, 2013 WhiteWave Foods [Member] Phantom Share Units (PSUs) [Member]	Jun. 30, 2014 2012 Stock Incentive Plan [Member]	Dec. 31, 2013 2012 Stock Incentive Plan [Member]	Jun. 30, 2014 2012 Stock Incentive Plan [Member] Common Stock - Class A [Member]	Dec. 31, 2013 2012 Stock Incentive Plan [Member] Common Stock - Class A [Member]	Jun. 30, 2014 2012 Stock Incentive Plan [Member] 10 years of service [Member]	Dec. 31, 2013 2012 Stock Incentive Plan [Member] 10 years of service [Member]	Jun. 30, 2014 2012 Stock Incentive Plan [Member] Retirement [Member]	Dec. 31, 2013 2012 Stock Incentive Plan [Member] Retirement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance																																																				20,000,000	20,000,000
Option vested on grant													In general, Dean Foods’ employee options vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date, and one-third on the third anniversary of the grant date.																Our employee options vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date, and one-third on the third anniversary of the grant date.																					awards granted under the 2012 SIP vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date, and one-third on the third anniversary of the grant date	Awards granted under the 2012 SIP vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date, and one-third on the third anniversary of the grant date.
Percentage of award vesting on the first anniversary of the grant date																																																		33.00%	33.00%
Percentage of award vesting on the second anniversary of the grant date																																																		33.00%	33.00%
Percentage of award vesting on the third anniversary of the grant date																																																		33.00%	33.00%
Service period after reaching the age of 55													10 years			10 years							10 years																															10 years	10 years
Age required for vesting provision																																																						55 years	55 years	65 years	65 years
Share-based compensation expense	$ 15,426,000	$ 10,093,000	$ 18,931,000	$ 9,529,000	$ 6,246,000				$ 4,300,000	$ 2,900,000			$ 1,000,000	$ 1,200,000	$ 1,700,000	$ 1,700,000	$ 3,100,000	$ 3,500,000	$ (600,000)	$ 0	$ 1,300,000	$ 200,000	$ 3,600,000	$ 2,400,000	$ 2,100,000	$ 1,400,000	$ 6,600,000	$ 4,900,000	$ 7,400,000	$ 600,000	$ 3,700,000	$ 1,600,000	$ 8,800,000	$ 4,900,000	$ 7,300,000	$ 600,000	$ 400,000	$ 100,000	$ 600,000	$ 400,000	$ 900,000	$ 100,000	$ 3,000,000	$ 200,000	$ 300,000	$ 1,600,000	$ 2,200,000	$ 3,000,000
Number of directors and employees whose equity-based awards were converted into Class A common stock						162	162	162
Look back period of stock price volatility																											6 years		6 years										6 years		6 years
Cash received from stock option exercises													1,500,000														1,300,000		1,300,000
Total unrecognized stock option expense																									14,000,000		14,000,000		10,200,000		22,200,000		22,200,000		11,000,000
Unrecognized compensation expense expected to be recognized period, years																											1 year 8 months 1 day		1 year 5 months 19 days		1 year 8 months 8 days				1 year 8 months 12 days
Stock units vesting period																3 years							3 years										3 years		3 years				3 years		3 years		3 years				3 years
Share based compensation liability, current and long-term liabilities																																											4,800,000	2,700,000
Share based compensation, cash settlement																																											4,100,000		5,400,000
Share based compensation liability, current																																					$ 1,400,000		$ 1,400,000		$ 900,000	$ 100,000			$ 500,000		$ 500,000		$ 4,800,000
Expected option term, in years													10 years
Performance periods																				3 years	36 months
Payout range, cash performance units											0.00%	200.00%